FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jan. 02, 2016
Financial Instruments
Fair value and balance sheet locations of derivatives

        The following table provides the fair value and balance sheet locations of derivatives as of January 2, 2016:

	Asset		Liability
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	Other current assets	$5.6	Other accrued liabilities	$4.5
Commodity contracts	Other current assets	–	Other accrued liabilities	.7

		$5.6		$5.2

        The following table provides the fair value and balance sheet locations of derivatives as of January 3, 2015:

	Asset		Liability
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	Other current assets	$10.3	Other accrued liabilities	$10.5
Commodity contracts	Other current assets	–	Other accrued liabilities	1.0
			Long-term retirement benefits and other liabilities	.2

		$10.3		$11.7

Components of the gain (loss) recognized in income related to fair value hedge contracts

(In millions)	Location of Net Gains (Losses) in Income	2015	2014	2013

Foreign exchange contracts	Cost of products sold	$2.9	$(1.6)	$2.3
Foreign exchange contracts	Marketing, general and administrative expense	2.9	(43.3)	(35.9)

		$5.8	$(44.9)	$(33.6)

Components of the gain (loss) recognized in income related to cash flow hedges
(In millions)	2015	2014	2013

Foreign exchange contracts	$(.1)	$1.3	$1.1
Commodity contracts	(.7)	(1.2)	(.1)

	$(.8)	$.1	$1.0